UNAUDITED CONDENSED CONSOLIDATED INTERIM STATEMENT OF CHANGES IN SHAREHOLDERS' EQUITY - USD ($) $ in Millions	Total	Share capital	Share premium	Capital reserve	Cash flow hedge reserve	Translation differences	Remeasurements	Other reserves	Accumulated deficit	Non-controlling interests
Beginning balance at Dec. 31, 2023	$ (156.8)	$ 642.2	$ 0.0	$ 227.2	$ (10.6)	$ 0.6	$ 40.6	$ (2.7)	$ (1,057.5)	$ 3.4
Other comprehensive income/(loss)	59.2				19.0	43.3	(3.1)
Net income for the period	5.1								1.4	3.7
TOTAL COMPREHENSIVE INCOME/(LOSS)	64.3				19.0	43.3	(3.1)		1.4	3.7
Transactions with owners:
Share-based payments	36.1							36.1
Elimination of Class A and B shares	(642.2)	(642.2)
Capital increase - share issuance	2,150.3	16.9	2,133.4
Contribution of related party debt to equity	2,562.0			2,562.0
Ending balance at Jun. 30, 2024	4,013.7	16.9	2,133.4	2,789.2	8.4	43.9	37.5	33.4	(1,056.1)	7.1
Beginning balance at Dec. 31, 2024	5,008.4	18.4	3,189.1	2,789.2	19.6	(137.6)	42.5	63.0	(984.9)	9.1
Other comprehensive income/(loss)	309.7				(71.9)	380.8	0.7	0.1
Net income for the period	160.5								152.8	7.7
TOTAL COMPREHENSIVE INCOME/(LOSS)	470.2				(71.9)	380.8	0.7	0.1	152.8	7.7
Transactions with owners:
Share-based payments	24.1							24.1
Shares issued due to exercise of share options	21.1	0.1	21.0
Shares issued due to vesting of RSUs/PSUs	0.0		5.7					(5.7)
Ending balance at Jun. 30, 2025	$ 5,523.8	$ 18.5	$ 3,215.8	$ 2,789.2	$ (52.3)	$ 243.2	$ 43.2	$ 81.5	$ (832.1)	$ 16.8